Share-Based Payments Share-Based Payments - Portfolio Performance Shares Activity (Details) (Portfolio Performance Shares [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	0
Granted, shares	3,964
Vested, shares	(2)
Forfeited, shares	(220)
Nonvested, end of period, shares	3,742
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 0.00
Granted, weighted-average grant date fair value per share	$ 21.03
Vested, weighted-average grant date fair value per share	$ 22.42
Forfeited, weighted-average grant date fair value per share	$ 23.18
Nonvested, end of period, weighted-average grant date fair value per share	$ 25.08